TAXATION - Composition of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Composition of Income Tax Expenses
Deferred tax (expenses) benefits applicable to the PRC operations		$ 120	$ (120)
Deferred tax benefits applicable to non-PRC operations			596
Total deferred tax benefits		120	476
Current income tax (expenses) benefits applicable to the PRC operations	$ 1	4	(5)
Current income tax (expenses) benefits applicable to non-PRC operations	(2)	2	(397)
Total current income tax (expenses) benefits	(1)	6	(402)
Total income tax benefits (expenses)	$ (1)	$ 126	$ 74